Summary of Significant Accounting Policies - Additional Information (Details)	3 Months Ended		9 Months Ended
	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2021 USD ($) Classess shares	Dec. 31, 2020 USD ($) shares
Summary Of Significant Accounting Policies [Line Items]
Cash			$ 133,154	$ 24,980
Cash equivalents			0	24,980
Unrecognized tax benefits			0	0
Unrecognized tax benefits, accrued for interest and penalties			$ 0	$ 0
Accretion Of Common Stock To Redemption Value	$ (1,285,400)	$ (33,244,721)
Number Of Classes Of Shares | Classess			2
Common Class B [Member]
Summary Of Significant Accounting Policies [Line Items]
Common stock shares subject to forfeiture | shares				1,125,000
Class A Common Stock Subject To Possible Redemption [Member]
Summary Of Significant Accounting Policies [Line Items]
Temporary Equity, Shares Subscribed but Unissued | shares			34,500,000
Accretion Of Common Stock To Redemption Value			$ 34,530,121
Federal Depository Insurance Coverage
Summary Of Significant Accounting Policies [Line Items]
Concentration of credit risk			250,000	$ 250,000
Fair Value Concentration Of Risk Maximum Amount Of Loss Member
Summary Of Significant Accounting Policies [Line Items]
Concentration of credit risk			0
Fair Value Concentration Of Risk Market Risk Management Value At Risk During Year Member
Summary Of Significant Accounting Policies [Line Items]
Concentration of credit risk			$ 0